UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               --------------------------

Check here if Amendment |_|;    Amendment Number: N/A
                                                  ----------

This Amendment (Check only one.):       |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
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Address:       660 Madison Avenue, 20th Floor
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               New York, NY 10021
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Form 13F File Number       : 28-  04327
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Curtis Schenker
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Title:         Chief Executive Officer
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Phone:         212-355-5600
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Signature, Place, and Date of Signing:

/s/ Curtis Schenker                  New York, NY                  11/2/99
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       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s) .)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

                Form 13F File Number         Name

            28-                              N/A
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                [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
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Form 13F Information Table Entry Total:               85
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Form 13F Information Table Value Total: $         92,649.99
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                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.          Form 13F File Number                  Name

      01        28-04329                              Scoggin LLC
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   [Repeat as necessary.]

Quarter Ended 9/30/99

           Column 1               Column 2       Column 3   Column 4  Column 5           Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                             Value   SHRS or  SH/Put/   Investment   Other        Voting Authority
        Name of Issuer          Title of Class    Cusip     (x1000)  PRN AMT  PRN Call  Dscretion   Managers   Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Abacus Direct Corp              common          002553105       2473   20,290              Sole                Sole
Abacus Direct Corp              common          002553105       1415   11,610             Defined     01       Sole
Abitibi-Consolidated Inc        common          003924107        724   60,000              Sole                Sole
Abitibi-Consolidated Inc        common          003924107        470   39,000             Defined     01       Sole
AirTouch Communications, Inc.   common          92857TAEZ          6      110   Call       Sole                Sole
AirTouch Communications, Inc.   common          92857TAFH          6      110   Call       Sole                Sole
ARV Assisted Living Inc         common          00204C107        125   50,000              Sole                Sole
ARV Assisted Living Inc         common          00204C107         75   30,000             Defined     01       Sole
Atlantic Richfield Company      common          048825103       2211   24,950              Sole                Sole
Atlantic Richfield Company      common          048825103       1254   14,150             Defined     01       Sole
AXENT Technologies              common          05459C108        361   28,000              Sole                Sole
AXENT Technologies              common          05459C108        214   16,600             Defined     01       Sole
Bonneville Pacific Corporation  common          098904204        382   35,700              Sole                Sole
Bonneville Pacific Corporation  common          098904204        203   19,000             Defined     01       Sole
Case Corporation                common          14743RADC        136      375   call       Sole                Sole
Case Corporation                common          14743RADC         82      225   call      Defined     01       Sole
CD Radio Inc.                   common          125127100        509   20,000              Sole                Sole
CD Radio Inc.                   common          125127100        331   13,000             Defined     01       Sole
Centocor, Inc                   common          152342101       2633   45,000              Sole                Sole
Centocor, Inc                   common          152342101       1463   25,000             Defined     01       Sole
Columbus McKinnon Corp          common          199333105       5483  322,500              Sole                Sole
Columbus McKinnon Corp          common          199333105       2604  153,200             Defined     01       Sole
Conoco Inc                      common          208251405       2026   74,000              Sole                Sole
Conoco Inc                      common          208251405       1465   53,500             Defined     01       Sole
Criimi Mae Inc                  common          226603108        413  200,000              Sole                Sole
Criimi Mae Inc                  common          226603108        284  137,500             Defined     01       Sole
Frontier Corp                   common          G3921AJCN        170      120   Call       Sole                Sole
Frontier Corp                   common          G3921AJCN        113       80   Call      Defined     01       Sole
Frontier Corp                   common          G3921AJDD        141      275   Call       Sole                Sole
Frontier Corp                   common          G3921AJDD         90      175   Call      Defined     01       Sole
General Instrument Corporation  common          370120107       1444   30,000              Sole                Sole
General Instrument Corporation  common          370120107        866   18,000             Defined     01       Sole
General Motors Corp             common          370442ADX        139      125   call       Sole                Sole
General Motors Corp             common          370442ADX         83       75   call      Defined     01       Sole
Global Crossing                 common          G3921A100        793   30,000              Sole                Sole
Global Crossing                 common          G3921A100        529   20,000             Defined     01       Sole
Global Crossing                 common          G3921AJBW         12      625   Call       Sole                Sole
Global Crossing                 common          G3921AJBW          7      375   Call      Defined     01       Sole
Global Light Telecomm. Inc.     common          37934X100       1528  150,000              Sole                Sole
Global Light Telecomm. Inc.     common          37934X100       1019  100,000             Defined     01       Sole
Global Star 8%                  preferred       379364508       2295   40,000              Sole                Sole
Global Star 8%                  preferred       379364508       1492   26,000             Defined     01       Sole
Jones Intercable, Inc.          common          480206200       2700   50,000              Sole                Sole
Jones Intercable, Inc.          common          480206200       1620   30,000             Defined     01       Sole
Kenetech Corp                   common          488878109        171  487,500              Sole                Sole
Kenetech Corp                   common          488878109        137  392,000             Defined     01       Sole
Marvel Enterprises Inc          common          57383M108        163   30,000              Sole                Sole
Marvel Enterprises Inc. 8%      conv. prf       57383M207       2065  344,202              Sole                Sole
Marvel Enterprises Inc. 8%      conv. prf       57383M207       1445  240,883             Defined     01       Sole
MediaOne Group, Inc             common          58440J104       4270   62,500              Sole                Sole
MediaOne Group, Inc             common          58440J104       2630   38,500             Defined     01       Sole
Mobil Corp                      common          607059AFZ        481      500   Call       Sole                Sole

Mobil Corp                      common          607059AFZ        289      300   Call      Defined     01       Sole
MRV Communications, Inc.        common          553477100        473   20,000              Sole                Sole
MRV Communications, Inc.        common          553477100        307   13,000             Defined     01       Sole
Video Network Communications    common          92656N202        108   15,000              Sole                Sole
Video Network Communications    common          92656N202         72   10,000             Defined     01       Sole
Overseas Fimgroup Inc           common          690337118          5   40,000              Sole                Sole
Overseas Fimgroup Inc           common          690337118          4   30,000             Defined     01       Sole
Pioneer Hi-Bred Intl            common          723686101       3185   80,000              Sole                Sole
Pioneer Hi-Bred Intl            common          723686101       1991   50,000             Defined     01       Sole
Rare Medium Group Inc           common          75382N109        792   75,000              Sole                Sole
Rare Medium Group Inc           common          75382N109        512   48,500             Defined     01       Sole
Reynolds Metals Company         common          761763101       3411   56,500              Sole                Sole
Reynolds Metals Company         common          761763101       2204   36,500             Defined     01       Sole
S&P 500 Index                   common          X27599SZP       1225      250    Put       Sole                Sole
S&P 500 Index                   common          X27599SZP        735      150    Put      Defined     01       Sole
Sprint Corporation              common          852061100       3255   60,000              Sole                Sole
Sprint Corporation              common          852061100       1953   36,000             Defined     01       Sole
Topps Company Inc               common          890786106       1688  225,000              Sole                Sole
Topps Company Inc               common          890786106       1080  144,000             Defined     01       Sole
Triad Hospitals iNc             common          89579K109       1078  106,500              Sole                Sole
Triad Hospitals iNc             common          89576K109        694   68,500             Defined     01       Sole
Tristar Aerospace Co            common          89674L101       1568  256,000              Sole                Sole
Tristar Aerospace Co            common          89674L101       1017  166,000             Defined     01       Sole
US West Inc                     common          91273HADN         63      125   call       Sole                Sole
US West Inc                     common          91273HADL        316      250   call       Sole       01       Sole
US West Inc                     common          91273HADL        189      150   call      Defined              Sole
US West Inc                     common          91273HAEC         98      125   call       Sole       01       Sole
Varian Inc                      common          922206107       5227  295,500              Sole                Sole
Varian Inc                      common          922206107       3184  180,000             Defined     01       Sole
Vlasic Foods International      common          928559103        347   50,000              Sole                Sole
Vlasic Foods International      common          928559103        225   32,500             Defined     01       Sole
Wyndham International Inc       common          983101106        788  300,000              Sole                Sole
Wyndham International Inc       common          983101106        507  193,000             Defined     01       Sole

                                                           92,649.99